Income Taxes	6 Months Ended
Jun. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The Company records its tax provision or benefit on an interim basis using an estimated annual effective tax rate. This rate is applied to the current period ordinary income to determine the income tax provision or benefit allocated to the interim period. Losses from jurisdictions for which no benefit can be recognized and the income tax effects of unusual and infrequent items are excluded from the estimated annual effective tax rate and are recognized in the impacted interim period as discrete items. Valuation allowances are provided against the future tax benefits that arise from the losses in jurisdictions for which no benefit can be recognized. The estimated annual effective tax rate may be significantly impacted by nondeductible expenses and the Company’s projected earnings mix by tax jurisdiction. Adjustments to the estimated annual effective income tax rate are recognized in the period when such estimates are revised.
The development of deferred tax assets and liabilities relates to changes in temporary differences and tax loss carry forwards. Income tax receivables decreased from $24,342k at December 31, 2018 to $17,671k at June 30, 2019 due to tax refunds received from tax authorities. Income taxes payable decreased from $28,086k at December 31, 2018 to $19,160k at June 30, 2019 due to the tax calculation for the period.
Income tax expense for the three months ended June 30, 2019 amounted to $9,309k compared to $20,743k for the three months ended June 30, 2018, reflecting profit in these periods. Income tax expense for the six months ended June 30, 2019 amounted to $18,748k compared to $31,089k for the six months ended June 30, 2018, reflecting profit in these periods.
For the three months ended June 30, 2019, the impact of discrete tax items included a net discrete tax gain of $653k and is primarily due to tax return filings and other prior year adjustments. Therefore the effective tax rate of 27.3% for the three months ended June 30, 2019 deviated from the estimated annual tax rate of 29.6% for 2019. For the six months ended June 30, 2019, the impact of discrete tax items included a net discrete tax expense of $282k and is primarily due to tax return filings and other prior year adjustments. Therefore the effective tax rate of 30.0% for the six months ended June 30, 2019 deviated from the estimated annual tax rate of 29.6% for 2019.